Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 1.8%
Diversified Telecommunication Services 0.4%
ATN International, Inc.	43,944	1,937,491
Cogent Communications Holdings, Inc.	170,656	10,305,916
Consolidated Communications Holdings, Inc.(a)	288,602	1,910,545
Total		14,153,952
Entertainment 0.2%
Cinemark Holdings, Inc.(a)	428,273	7,272,075
Marcus Corp. (The)(a)	87,980	1,378,647
Total		8,650,722
Interactive Media & Services 0.1%
Cars.com, Inc.(a)	261,323	2,704,693
QuinStreet, Inc.(a)	201,900	2,220,900
Total		4,925,593
Media 0.7%
AMC Networks, Inc., Class A(a)	117,608	4,617,290
EW Scripps Co. (The), Class A(a)	229,954	3,649,370
Gannett Co, Inc.(a)	572,530	2,250,043
Loyalty Ventures, Inc.(a)	80,079	848,838
Scholastic Corp.	121,950	4,576,784
TechTarget, Inc.(a)	107,279	7,626,464
Thryv Holdings, Inc.(a)	68,312	1,789,091
Total		25,357,880
Wireless Telecommunication Services 0.4%
Gogo(a)	269,419	5,458,429
Shenandoah Telecommunications Co.	200,978	4,614,455
Telephone and Data Systems, Inc.	397,377	7,045,494
Total		17,118,378
Total Communication Services		70,206,525
Consumer Discretionary 11.6%
Auto Components 1.3%
American Axle & Manufacturing Holdings, Inc.(a)	458,806	3,720,917
Dorman Products, Inc.(a)	114,510	11,571,235
Gentherm, Inc.(a)	133,641	9,213,210
LCI Industries	101,648	12,148,969
Motorcar Parts of America, Inc.(a)	77,270	1,145,914
Common Stocks (continued)
Issuer	Shares	Value ($)
Patrick Industries, Inc.	90,354	5,431,179
Standard Motor Products, Inc.	76,985	3,075,551
XPEL, Inc.(a)	66,642	3,440,060
Total		49,747,035
Automobiles 0.2%
Winnebago Industries, Inc.	134,126	6,632,531
Diversified Consumer Services 0.5%
Adtalem Global Education, Inc.(a)	200,345	6,535,254
American Public Education, Inc.(a)	75,269	1,049,250
Perdoceo Education Corp.(a)	281,997	3,076,587
Strategic Education, Inc.	91,034	5,991,858
WW International, Inc.(a)	214,055	1,517,650
Total		18,170,599
Hotels, Restaurants & Leisure 1.5%
BJ’s Restaurants, Inc.(a)	93,705	2,461,630
Bloomin’ Brands, Inc.	326,716	6,896,975
Brinker International, Inc.(a)	179,410	5,445,094
Cheesecake Factory, Inc. (The)	195,111	6,372,325
Chuy’s Holdings, Inc.(a)	79,678	1,799,926
Dave & Buster’s Entertainment, Inc.(a)	155,826	5,904,247
Dine Brands Global, Inc.	69,251	5,089,256
El Pollo Loco Holdings, Inc.(a)	77,965	807,717
Golden Entertainment, Inc.(a)	81,807	3,867,835
Jack in the Box, Inc.	84,860	5,795,938
Monarch Casino & Resort, Inc.(a)	52,805	3,582,819
Red Robin Gourmet Burgers, Inc.(a)	63,196	621,849
Ruth’s Hospitality Group, Inc.	127,608	2,351,816
Shake Shack, Inc., Class A(a)	157,436	7,659,261
Total		58,656,688
Household Durables 2.5%
Cavco Industries, Inc.(a)	34,327	7,626,086
Century Communities, Inc.	119,545	6,499,662
Ethan Allen Interiors, Inc.	88,549	2,059,650
Installed Building Products, Inc.	94,369	9,016,014
iRobot Corp.(a)	108,445	5,160,898
La-Z-Boy, Inc.	176,593	4,508,419
Columbia Small Cap Index Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LGI Homes, Inc.(a)	85,964	8,423,612
M/I Homes, Inc.(a)	117,085	5,473,724
MDC Holdings, Inc.	227,387	8,681,636
Meritage Homes Corp.(a)	150,107	12,805,628
Sonos, Inc.(a)	514,439	11,384,535
Tri Pointe Homes, Inc.(a)	446,663	9,411,189
Tupperware Brands Corp.(a)	196,614	1,303,551
Universal Electronics, Inc.(a)	52,701	1,412,387
Total		93,766,991
Internet & Direct Marketing Retail 0.2%
Liquidity Services, Inc.(a)	107,320	1,455,259
PetMed Express, Inc.	84,381	1,858,914
Shutterstock, Inc.	93,595	5,634,419
Total		8,948,592
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	70,782	4,805,390
Vista Outdoor, Inc.(a)	226,295	8,721,409
Total		13,526,799
Multiline Retail 0.1%
Big Lots, Inc.	122,826	3,008,009
Specialty Retail 3.9%
Aaron’s Co., Inc. (The)	126,598	2,476,257
Abercrombie & Fitch Co., Class A(a)	227,228	4,644,540
Academy Sports & Outdoors, Inc.	352,592	11,815,358
America’s Car-Mart, Inc.(a)	24,323	2,636,613
Asbury Automotive Group, Inc.(a)	93,027	16,851,841
Bed Bath & Beyond, Inc.(a),(b)	387,461	3,351,538
Boot Barn Holdings, Inc.(a)	119,338	9,630,577
Buckle, Inc. (The)	118,182	3,883,461
Caleres, Inc.	153,168	4,359,161
Cato Corp. (The), Class A	76,583	999,408
Chico’s FAS, Inc.(a)	492,910	2,439,905
Children’s Place, Inc. (The)(a)	54,913	2,607,269
Conn’s, Inc.(a)	77,205	1,019,106
Designer Brands, Inc.	248,081	3,852,698
Genesco, Inc.(a)	55,191	3,107,805
Group 1 Automotive, Inc.	69,217	12,430,681
Guess?, Inc.	156,816	3,271,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Haverty Furniture Companies, Inc.	59,819	1,690,485
Hibbett, Inc.	51,715	2,624,536
LL Flooring Holdings, Inc.(a)	117,037	1,405,614
MarineMax, Inc.(a)	88,216	3,653,025
Monro, Inc.	134,900	6,396,958
ODP Corp. (The)(a)	184,654	7,051,936
Rent-A-Center, Inc.	243,269	6,699,628
Sally Beauty Holdings, Inc.(a)	442,759	6,712,227
Shoe Carnival, Inc.	70,240	1,914,742
Signet Jewelers Ltd.	211,670	12,615,532
Sleep Number Corp.(a)	91,095	4,183,993
Sonic Automotive, Inc., Class A	83,463	3,806,748
Zumiez, Inc.(a)	78,562	2,577,619
Total		150,710,443
Textiles, Apparel & Luxury Goods 1.1%
Fossil Group, Inc.(a)	190,918	1,401,338
G-III Apparel Group Ltd.(a)	175,817	4,405,974
Kontoor Brands, Inc.	191,403	7,669,518
Movado Group, Inc.	65,883	2,235,410
Oxford Industries, Inc.	63,863	5,821,751
Steven Madden Ltd.	307,728	11,441,327
Unifi, Inc.(a)	55,807	882,309
Vera Bradley, Inc.(a)	101,756	692,958
Wolverine World Wide, Inc.	331,319	7,070,348
Total		41,620,933
Total Consumer Discretionary		444,788,620
Consumer Staples 5.0%
Beverages 0.8%
Celsius Holdings, Inc.(a)	153,614	10,305,963
Coca-Cola Bottling Co. Consolidated(b)	18,624	10,522,001
MGP Ingredients, Inc.	50,402	4,881,938
National Beverage Corp.	93,810	4,655,791
Total		30,365,693

2	Columbia Small Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	122,372	4,602,411
PriceSmart, Inc.	96,848	7,615,158
SpartanNash Co.	144,580	4,974,998
The Chefs’ Warehouse(a)	131,024	4,681,488
United Natural Foods, Inc.(a)	233,640	9,908,672
Total		31,782,727
Food Products 1.8%
B&G Foods, Inc.	261,085	5,903,132
Calavo Growers, Inc.	71,131	2,422,011
Cal-Maine Foods, Inc.	150,662	7,191,097
Fresh Del Monte Produce, Inc.	133,853	3,418,606
Hostess Brands, Inc.(a)	556,616	11,828,090
J&J Snack Foods Corp.	59,983	7,691,020
John B. Sanfilippo & Son, Inc.	35,888	2,741,125
Seneca Foods Corp., Class A(a)	24,385	1,386,287
Simply Good Foods Co. (The)(a)	340,278	13,597,509
Tootsie Roll Industries, Inc.	71,700	2,371,119
TreeHouse Foods, Inc.(a)	224,384	9,226,670
Total		67,776,666
Household Products 0.5%
Central Garden & Pet Co.(a)	39,226	1,772,231
Central Garden & Pet Co., Class A(a)	159,509	6,752,016
WD-40 Co.	55,054	10,393,644
Total		18,917,891
Personal Products 0.8%
Edgewell Personal Care Co.	217,492	7,916,709
elf Beauty, Inc.(a)	192,913	5,135,344
Inter Parfums, Inc.	71,486	5,275,667
Medifast, Inc.	46,757	7,796,729
Usana Health Sciences, Inc.(a)	46,970	3,303,400
Total		29,427,849
Tobacco 0.3%
Universal Corp.	98,983	6,303,237
Vector Group Ltd.	526,389	6,479,849
Total		12,783,086
Total Consumer Staples		191,053,912
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.5%
Energy Equipment & Services 2.3%
Archrock, Inc.	539,131	5,407,484
Bristow Group, Inc.(a)	93,194	2,962,637
Core Laboratories NV	186,127	5,245,059
DMC Global Inc(a)	77,534	2,145,366
Dril-Quip, Inc.(a)	142,342	4,475,232
Helix Energy Solutions Group, Inc.(a)	570,544	2,647,324
Helmerich & Payne, Inc.	424,349	21,365,972
Nabors Industries Ltd.(a)	31,148	5,194,552
Oceaneering International, Inc.(a)	401,475	5,106,762
Oil States International, Inc.(a)	246,882	1,910,867
Patterson-UTI Energy, Inc.	865,231	16,508,608
ProPetro Holding Corp.(a)	340,927	4,449,097
RPC, Inc.(a)	282,767	2,646,699
US Silica Holdings, Inc.(a)	299,953	5,303,169
Total		85,368,828
Oil, Gas & Consumable Fuels 4.2%
Callon Petroleum Co.(a)	190,097	11,113,071
Civitas Resources, Inc.	289,940	22,136,919
CONSOL Energy, Inc.(a)	127,560	6,576,994
Dorian LPG Ltd.	111,424	1,894,208
Green Plains, Inc.(a)	215,598	7,024,183
Laredo Petroleum, Inc.(a)	57,644	4,851,895
Par Pacific Holdings, Inc.(a)	184,029	3,018,076
PBF Energy, Inc., Class A(a)	382,093	12,685,487
Ranger Oil Corp.(a)	84,866	3,633,113
Renewable Energy Group, Inc.(a)	202,186	12,396,024
REX American Resources Corp.(a)	20,996	1,824,342
SM Energy Co.	488,614	23,585,398
Southwestern Energy Co.(a)	4,482,225	40,877,892
Talos Energy, Inc.(a)	164,678	3,557,045
World Fuel Services Corp.	254,094	6,298,990
Total		161,473,637
Total Energy		246,842,465

Columbia Small Cap Index Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.9%
Banks 10.0%
Allegiance Bancshares, Inc.	76,071	3,061,858
Ameris Bancorp	266,053	12,129,356
Banc of California, Inc.	217,618	4,186,970
BancFirst Corp.	76,107	6,905,188
Bancorp, Inc. (The)(a)	230,749	4,806,502
BankUnited, Inc.	344,480	14,351,037
Banner Corp.	137,768	8,005,698
Berkshire Hills Bancorp, Inc.	195,783	5,111,894
Brookline Bancorp, Inc.	312,188	4,423,704
Central Pacific Financial Corp.	111,515	2,691,972
City Holding Co.	60,784	4,989,759
Columbia Banking System, Inc.	312,683	9,427,392
Community Bank System, Inc.	216,750	14,305,500
Customers Bancorp, Inc.(a)	121,786	5,029,762
CVB Financial Corp.	544,975	13,504,480
Dime Community Bancshares, Inc.	131,512	4,134,737
Eagle Bancorp, Inc.	128,470	6,366,973
FB Financial Corp.	143,447	6,027,643
First BanCorp	811,842	12,120,801
First BanCorp	138,978	5,207,506
First Commonwealth Financial Corp.	379,042	5,310,378
First Financial Bancorp	378,674	7,944,580
First Hawaiian, Inc.	512,837	13,133,756
Hanmi Financial Corp.	122,261	2,853,572
Heritage Financial Corp.	141,259	3,686,860
Hilltop Holdings, Inc.	244,558	7,339,186
HomeStreet, Inc.	80,792	3,256,725
Hope Bancorp, Inc.	482,669	7,037,314
Independent Bank Corp.	190,261	15,848,741
Independent Bank Group, Inc.	147,950	10,812,186
Lakeland Financial Corp.	101,752	7,342,424
Meta Financial Group, Inc.	120,052	4,990,562
National Bank Holdings Corp., Class A	120,518	4,911,108
NBT Bancorp, Inc.	174,368	6,448,129
Northwest Bancshares, Inc.	509,237	6,564,065
OFG Bancorp	199,676	5,658,818
Pacific Premier Bancorp, Inc.	379,714	12,363,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Park National Corp.	58,032	7,179,139
Preferred Bank	54,303	3,720,299
Renasant Corp.	224,275	6,939,068
S&T Bancorp, Inc.	158,332	4,656,544
Seacoast Banking Corp. of Florida	235,325	8,057,528
ServisFirst Bancshares, Inc.	196,309	16,364,318
Simmons First National Corp., Class A	507,763	13,054,587
Southside Bancshares, Inc.	130,132	5,248,224
Tompkins Financial Corp.	47,761	3,639,866
Triumph Bancorp, Inc.(a)	95,127	6,919,538
Trustmark Corp.	247,976	7,213,622
United Community Banks, Inc.	421,523	13,248,468
Veritex Holdings, Inc.	198,593	6,843,515
Westamerica BanCorp	108,065	6,506,594
Total		381,881,934
Capital Markets 0.9%
B Riley Financial, Inc.	64,704	3,516,663
Blucora, Inc.(a)	195,925	3,465,913
BrightSphere Investment Group, Inc.	140,906	2,873,073
Donnelley Financial Solutions, Inc.(a)	117,354	3,650,883
Greenhill & Co., Inc.	54,052	664,840
Piper Sandler Companies	56,738	7,477,501
StoneX Group, Inc.(a)	68,832	5,167,218
Virtus Investment Partners, Inc.	28,691	5,527,608
WisdomTree Investments, Inc.	437,756	2,604,648
Total		34,948,347
Consumer Finance 1.0%
Encore Capital Group, Inc.(a)	99,727	6,094,317
Enova International, Inc.(a)	137,317	4,336,471
Ezcorp, Inc., Class A(a)	215,441	1,633,043
Green Dot Corp., Class A(a)	219,983	6,344,310
LendingTree, Inc.(a)	46,161	2,913,221
PRA Group, Inc.(a)	175,429	6,490,873
PROG Holdings, Inc.(a)	226,976	6,625,429
World Acceptance Corp.(a)	16,588	2,456,185
Total		36,893,849

4	Columbia Small Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc.(a)	186,284	1,995,102
American Equity Investment Life Holding Co.	331,437	13,343,654
AMERISAFE, Inc.	77,912	3,926,765
Assured Guaranty Ltd.	280,787	16,524,315
eHealth, Inc.(a)	95,501	1,002,761
Employers Holdings, Inc.	112,503	4,658,749
Genworth Financial, Inc., Class A(a)	2,040,921	8,265,730
HCI Group, Inc.	32,154	2,185,507
Horace Mann Educators Corp.	166,457	6,734,850
James River Group Holdings Ltd.	150,026	3,833,164
Mr. Cooper Group, Inc.(a)	302,135	13,100,574
Palomar Holdings, Inc.(a)	97,094	6,034,392
ProAssurance Corp.	217,164	4,823,212
Safety Insurance Group, Inc.	57,213	5,312,799
Selectquote, Inc.(a)	501,221	1,463,565
SiriusPoint Ltd.(a)	345,900	1,937,040
Stewart Information Services Corp.	108,166	6,002,131
Trupanion, Inc.(a)	138,019	9,230,711
United Fire Group, Inc.	86,886	2,815,975
Universal Insurance Holdings, Inc.	112,833	1,455,546
Total		114,646,542
Mortgage Real Estate Investment Trusts (REITS) 1.3%
Apollo Commercial Real Estate Finance, Inc.	531,353	6,764,124
ARMOUR Residential REIT, Inc.	360,792	2,727,588
Ellington Financial, Inc.	219,473	3,399,637
Franklin BSP Realty Trust, Inc.	176,792	2,736,740
Granite Point Mortgage Trust, Inc.	216,377	2,380,147
Invesco Mortgage Capital, Inc.	1,253,918	2,231,974
KKR Real Estate Finance Trust, Inc.	180,206	3,679,806
New York Mortgage Trust, Inc.	1,525,585	4,622,523
PennyMac Mortgage Investment Trust	381,712	6,176,100
Ready Capital Corp.	270,394	3,969,384
Redwood Trust, Inc.	461,282	4,705,076
Two Harbors Investment Corp.	1,383,316	7,386,907
Total		50,780,006
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.(a)	215,395	8,325,017
Capitol Federal Financial, Inc.	519,426	5,272,174
Flagstar Bancorp, Inc.	213,946	8,243,339
NMI Holdings, Inc., Class A(a)	344,887	6,418,347
Northfield Bancorp, Inc.	174,413	2,317,949
Provident Financial Services, Inc.	307,118	7,060,643
TrustCo Bank Corp.	77,306	2,490,026
Walker & Dunlop, Inc.	118,559	12,604,007
WSFS Financial Corp.	263,381	11,267,439
Total		63,998,941
Total Financials		683,149,619
Health Care 11.3%
Biotechnology 2.1%
Anika Therapeutics, Inc.(a)	58,037	1,261,724
Arcus Biosciences, Inc.(a)	183,263	3,472,834
Avid Bioservices, Inc.(a)	247,741	3,312,297
Coherus Biosciences, Inc.(a)	256,384	1,881,859
Cytokinetics, Inc.(a)	337,372	13,461,143
Dynavax Technologies Corp.(a)	448,157	5,315,142
Eagle Pharmaceuticals, Inc.(a)	45,742	2,136,151
Emergent BioSolutions, Inc.(a)	192,645	6,349,579
Enanta Pharmaceuticals, Inc.(a)	73,374	2,929,824
iTeos Therapeutics, Inc.(a)	80,858	1,415,015
Ligand Pharmaceuticals, Inc.(a)	67,214	5,975,997
Myriad Genetics, Inc.(a)	321,223	6,180,330
Organogenesis Holdings, Inc.(a)	253,572	1,422,539
REGENXBIO, Inc.(a)	151,421	3,185,898
uniQure NV(a)	144,994	2,082,114
Vanda Pharmaceuticals, Inc.(a)	224,095	2,202,854
Vericel Corp.(a)	188,308	5,112,562
Vir Biotechnology, Inc.(a)	295,536	7,627,784
Xencor, Inc.(a)	235,237	5,252,842
Total		80,578,488

Columbia Small Cap Index Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.8%
Angiodynamics, Inc.(a)	155,708	3,056,548
Artivion, Inc.(a)	158,152	3,093,453
Avanos Medical, Inc.(a)	193,779	5,559,519
BioLife Solutions, Inc.(a)	120,608	1,654,742
Cardiovascular Systems, Inc.(a)	163,177	2,653,258
CONMED Corp.	117,678	13,684,775
Cutera, Inc.(a)	65,717	2,956,608
Embecta Corp.(a)	229,655	5,690,851
Glaukos Corp.(a)	188,647	7,702,457
Heska Corp.(a)	43,107	4,301,648
Inogen, Inc.(a)	82,299	2,113,438
Integer Holdings Corp.(a)	132,794	10,594,305
Lantheus Holdings, Inc.(a)	272,256	18,654,981
LeMaitre Vascular, Inc.	77,320	3,535,070
Meridian Bioscience, Inc.(a)	175,184	4,817,560
Merit Medical Systems, Inc.(a)	204,369	12,546,213
Mesa Laboratories, Inc.	21,077	4,410,362
Natus Medical, Inc.(a)	137,364	4,504,166
Omnicell, Inc.(a)	176,760	19,648,642
OraSure Technologies, Inc.(a)	289,791	1,202,633
Orthofix Medical, Inc.(a)	79,448	2,184,025
SurModics, Inc.(a)	56,217	2,205,393
Tactile Systems Technology, Inc.(a)	79,736	810,118
Varex Imaging Corp.(a)	159,286	3,669,949
Zimvie, Inc.(a)	83,987	1,828,397
Zynex, Inc.	91,080	663,978
Total		143,743,089
Health Care Providers & Services 3.2%
Addus HomeCare Corp.(a)	64,047	5,347,924
AMN Healthcare Services, Inc.(a)	190,200	18,430,380
Apollo Medical Holdings, Inc.(a)	151,972	5,705,029
Community Health Systems, Inc.(a)	499,530	2,617,537
Corvel Corp.(a)	37,784	5,635,861
Covetrus, Inc.(a)	415,647	8,653,771
Cross Country Healthcare, Inc.(a)	142,171	2,509,318
Ensign Group, Inc. (The)	210,546	17,090,019
Fulgent Genetics, Inc.(a)	78,017	4,252,707
Hanger, Inc.(a)	147,939	2,335,957
Common Stocks (continued)
Issuer	Shares	Value ($)
Joint Corp. (The)(a)	57,940	966,439
Mednax, Inc.(a)	342,835	6,623,572
ModivCare, Inc.(a)	49,597	4,733,042
Owens & Minor, Inc.	303,479	10,585,348
Pennant Group, Inc. (The)(a)	108,828	2,081,880
RadNet, Inc.(a)	187,512	3,849,621
Select Medical Holdings Corp.	426,270	10,379,674
Tivity Health, Inc.(a)	178,104	5,770,570
U.S. Physical Therapy, Inc.	51,917	5,845,335
Total		123,413,984
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.(a)	493,038	8,426,019
Computer Programs & Systems, Inc.(a)	58,888	1,877,938
HealthStream, Inc.(a)	101,553	2,068,635
NextGen Healthcare, Inc.(a)	225,925	4,091,502
OptimizeRx Corp.(a)	71,482	1,828,510
Simulations Plus, Inc.	63,298	3,005,389
Total		21,297,993
Life Sciences Tools & Services 0.1%
NeoGenomics, Inc.(a)	495,256	4,170,056
Pharmaceuticals 1.6%
Amphastar Pharmaceuticals, Inc.(a)	148,222	5,504,965
ANI Pharmaceuticals, Inc.(a)	51,159	1,547,560
Cara Therapeutics, Inc.(a)	168,460	1,401,587
Collegium Pharmaceutical, Inc.(a)	139,046	2,171,898
Corcept Therapeutics, Inc.(a)	383,540	7,992,974
Endo International PLC(a)	939,895	495,983
Harmony Biosciences Holdings, Inc.(a)	91,688	3,997,597
Innoviva, Inc.(a)	251,589	3,816,605
Nektar Therapeutics(a)	742,376	2,583,468
Pacira Pharmaceuticals, Inc.(a)	179,184	11,333,388
Phibro Animal Health Corp., Class A	81,841	1,572,166
Prestige Consumer Healthcare, Inc.(a)	201,912	11,270,728
Supernus Pharmaceuticals, Inc.(a)	213,914	5,961,783
Total		59,650,702
Total Health Care		432,854,312

6	Columbia Small Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.8%
Aerospace & Defense 1.2%
AAR Corp.(a)	134,100	6,466,302
Aerojet Rocketdyne Holdings, Inc.(a)	301,098	12,266,732
Aerovironment, Inc.(a)	92,778	8,531,865
Kaman Corp.	112,043	4,057,077
Moog, Inc., Class A	116,895	9,514,084
National Presto Industries, Inc.	20,347	1,375,254
Park Aerospace Corp.	78,198	952,452
Triumph Group, Inc.(a)	259,898	3,976,439
Total		47,140,205
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	108,598	7,570,367
Forward Air Corp.	108,445	10,105,989
HUB Group, Inc., Class A(a)	136,422	9,956,078
Total		27,632,434
Airlines 0.5%
Allegiant Travel Co.(a)	61,090	9,129,900
Hawaiian Holdings, Inc.(a)	205,986	3,656,252
Skywest, Inc.(a)	202,647	5,463,363
Total		18,249,515
Building Products 1.9%
AAON, Inc.	166,575	8,925,088
American Woodmark Corp.(a)	66,633	3,470,247
Apogee Enterprises, Inc.	99,998	4,159,917
Gibraltar Industries, Inc.(a)	131,426	5,488,350
Griffon Corp.	190,246	6,101,189
Insteel Industries, Inc.	78,089	3,233,665
PGT, Inc.(a)	239,831	4,820,603
Quanex Building Products Corp.	134,323	2,732,130
Resideo Technologies, Inc.(a)	580,732	13,716,890
UFP Industries, Inc.	248,937	19,217,936
Total		71,866,015
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	270,740	13,090,279
Brady Corp., Class A	194,255	9,423,310
CoreCivic, Inc.(a)	483,812	6,226,660
Deluxe Corp.	171,366	4,100,788
Common Stocks (continued)
Issuer	Shares	Value ($)
GEO Group, Inc. (The)(a)	492,888	3,504,434
Harsco Corp.(a)	318,597	2,644,355
Healthcare Services Group, Inc.	299,779	5,147,205
HNI Corp.	175,211	6,680,795
Interface, Inc.	237,519	3,417,898
KAR Auction Services, Inc.(a)	487,318	7,782,469
Matthews International Corp., Class A	126,922	4,107,196
Pitney Bowes, Inc.	665,707	3,115,509
Unifirst Corp.	61,172	9,997,952
Viad Corp.(a)	82,579	2,487,280
Total		81,726,130
Construction & Engineering 1.1%
Arcosa, Inc.	194,356	10,275,602
Comfort Systems U.S.A., Inc.	144,984	13,007,965
Granite Construction, Inc.	184,359	6,019,321
MYR Group, Inc.(a)	67,851	6,215,830
NV5 Global, Inc.(a)	47,678	5,872,976
Total		41,391,694
Electrical Equipment 0.4%
AZZ, Inc.	99,301	4,444,713
Encore Wire Corp.	81,510	10,190,380
Powell Industries, Inc.	36,416	978,862
Total		15,613,955
Machinery 4.2%
Alamo Group, Inc.	39,823	4,684,379
Albany International Corp., Class A	130,216	10,990,230
Astec Industries, Inc.	91,531	4,280,905
Barnes Group, Inc.	187,384	6,751,446
CIRCOR International, Inc.(a)	81,518	1,584,710
Enerpac Tool Group Corp.	242,605	4,735,650
EnPro Industries, Inc.	82,918	7,940,228
ESCO Technologies, Inc.	104,526	6,878,856
Federal Signal Corp.	245,656	8,622,526
Franklin Electric Co., Inc.	156,929	11,568,806
Greenbrier Companies, Inc. (The)	130,886	5,446,166
Hillenbrand, Inc.	292,925	12,255,982
John Bean Technologies Corp.	127,747	15,553,197
Lindsay Corp.	44,101	5,556,726

Columbia Small Cap Index Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritor, Inc.(a)	284,647	10,295,682
Mueller Industries, Inc.	230,710	12,423,734
Proto Labs, Inc.(a)	110,994	5,348,801
SPX Corp.(a)	182,668	9,193,680
Standex International Corp.	49,214	4,581,823
Tennant Co.	74,559	4,640,552
Titan International, Inc.(a)	205,751	3,746,726
Wabash National Corp.	196,912	3,022,599
Total		160,103,404
Marine 0.4%
Matson, Inc.	169,051	15,194,304
Professional Services 1.5%
Exponent, Inc.	209,612	18,946,829
Forrester Research, Inc.(a)	44,753	2,341,925
Heidrick & Struggles International, Inc.	78,831	2,724,399
Kelly Services, Inc., Class A	144,944	2,893,082
Korn/Ferry International	218,869	13,451,689
Mantech International Corp., Class A	110,881	10,605,768
Resources Connection, Inc.	122,939	2,270,683
TrueBlue, Inc.(a)	142,718	3,142,650
Total		56,377,025
Road & Rail 0.4%
ArcBest Corp.	100,038	7,565,874
Heartland Express, Inc.	187,292	2,674,530
Marten Transport Ltd.	240,498	4,223,145
Total		14,463,549
Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	154,730	16,000,629
Boise Cascade Co.	158,156	12,228,622
DXP Enterprises, Inc.(a)	69,420	2,129,806
GMS, Inc.(a)	173,153	8,624,751
NOW, Inc.(a)	444,679	4,909,256
Veritiv Corp.(a)	55,764	8,105,297
Total		51,998,361
Total Industrials		601,756,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.9%
Communications Equipment 1.6%
ADTRAN, Inc.	197,468	3,659,082
CalAmp Corp.(a)	144,443	1,048,656
Comtech Telecommunications Corp.	105,980	1,325,810
Digi International, Inc.(a)	140,799	3,111,658
Extreme Networks, Inc.(a)	519,713	5,155,553
Harmonic, Inc.(a)	414,144	3,988,207
InterDigital, Inc.	123,351	8,053,587
NETGEAR, Inc.(a)	117,751	2,243,156
Netscout Systems, Inc.(a)	297,001	10,196,044
Plantronics, Inc.(a)	172,075	6,793,521
Viavi Solutions, Inc.(a)	925,195	13,387,572
Total		58,962,846
Electronic Equipment, Instruments & Components 3.9%
Advanced Energy Industries, Inc.	151,555	12,345,670
Arlo Technologies, Inc.(a)	339,050	2,400,474
Badger Meter, Inc.	117,690	9,313,987
Benchmark Electronics, Inc.	141,688	3,611,627
CTS Corp.	129,591	5,270,466
ePlus, Inc.(a)	108,179	6,138,076
Fabrinet(a)	148,825	12,928,428
FARO Technologies, Inc.(a)	73,232	2,359,535
Insight Enterprises, Inc.(a)	140,325	13,866,916
Itron, Inc.(a)	182,121	9,399,265
Knowles Corp.(a)	369,306	7,098,061
Methode Electronics, Inc.	149,876	6,751,914
OSI Systems, Inc.(a)	66,109	5,547,867
PC Connection, Inc.	44,304	1,980,832
Plexus Corp.(a)	113,056	9,587,149
Rogers Corp.(a)	75,354	19,997,445
Sanmina Corp.(a)	255,687	11,222,102
Scansource, Inc.(a)	102,989	3,989,794
TTM Technologies, Inc.(a)	419,771	5,998,528
Total		149,808,136

8	Columbia Small Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.5%
CSG Systems International, Inc.	130,689	8,127,549
EVERTEC, Inc.	240,263	9,115,578
ExlService Holdings, Inc.(a)	133,939	19,044,786
Perficient, Inc.(a)	132,467	12,969,844
TTEC Holdings, Inc.	73,713	4,971,205
Unisys Corp.(a)	270,111	3,222,424
Total		57,451,386
Semiconductors & Semiconductor Equipment 3.3%
Alpha & Omega Semiconductor Ltd.(a)	85,266	3,745,735
Axcelis Technologies, Inc.(a)	133,976	8,314,551
Ceva, Inc.(a)	92,374	3,331,930
Cohu, Inc.(a)	195,800	5,958,194
Diodes, Inc.(a)	181,096	13,946,203
Formfactor, Inc.(a)	314,576	12,916,491
Ichor Holdings Ltd.(a)	114,306	3,456,613
Kulicke & Soffa Industries, Inc.	250,574	13,573,594
MaxLinear, Inc., Class A(a)	284,175	11,250,488
Onto Innovation, Inc.(a)	198,180	15,929,708
PDF Solutions, Inc.(a)	120,215	2,873,138
Photronics, Inc.(a)	247,974	5,390,955
Rambus, Inc.(a)	439,863	11,040,561
SMART Global Holdings, Inc.(a)	188,709	4,651,677
Ultra Clean Holdings, Inc.(a)	180,605	6,061,104
Veeco Instruments, Inc.(a)	203,146	4,353,419
Total		126,794,361
Software 2.4%
8x8, Inc.(a)	475,958	3,450,696
A10 Networks, Inc.	239,975	3,698,015
Agilysys, Inc.(a)	78,529	3,209,480
Alarm.com Holdings, Inc.(a)	185,280	11,715,254
Cerence, Inc.(a)	157,551	5,003,820
Consensus Cloud Solutions, Inc.(a)	64,039	3,075,793
Ebix, Inc.	95,811	2,792,891
LivePerson, Inc.(a)	271,366	4,553,522
OneSpan, Inc.(a)	138,247	1,829,008
Progress Software Corp.	177,756	8,587,392
SPS Commerce, Inc.(a)	144,661	15,484,513
Common Stocks (continued)
Issuer	Shares	Value ($)
Vonage Holdings Corp.(a)	1,015,546	19,671,126
Xperi Holding Corp.	420,459	6,920,755
Total		89,992,265
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.(a)	513,740	5,553,530
Corsair Gaming, Inc.(a)	132,836	2,132,018
Diebold, Inc.(a)	293,148	911,690
Total		8,597,238
Total Information Technology		491,606,232
Materials 5.6%
Chemicals 3.0%
AdvanSix, Inc.	113,180	5,243,629
American Vanguard Corp.	108,261	2,671,882
Balchem Corp.	130,224	16,203,772
FutureFuel Corp.	103,855	746,717
GCP Applied Technologies(a)	217,057	6,754,814
Hawkins, Inc.	75,598	2,733,624
HB Fuller Co.	212,479	15,103,007
Innospec, Inc.	99,122	10,113,418
Koppers Holdings, Inc.	85,745	2,323,690
Livent Corp.(a)	649,870	20,659,367
Quaker Chemical Corp.	53,936	8,435,590
Rayonier Advanced Materials, Inc.(a)	256,406	987,163
Schweitzer-Mauduit International, Inc.	126,536	3,431,656
Stepan Co.	85,657	9,603,006
Tredegar Corp.	103,150	1,249,147
Trinseo PLC	156,217	7,387,502
Total		113,647,984
Containers & Packaging 0.3%
Myers Industries, Inc.	145,783	3,469,635
O-I Glass, Inc.(a)	626,017	10,297,980
Total		13,767,615
Metals & Mining 1.9%
Allegheny Technologies, Inc.(a)	511,800	14,074,500
Arconic Corp.(a)	428,353	12,049,570
Carpenter Technology Corp.	194,179	6,840,926
Century Aluminum Co.(a)	202,998	2,395,376
Compass Minerals International, Inc.	136,986	6,154,781

Columbia Small Cap Index Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Haynes International, Inc.	50,086	1,915,790
Kaiser Aluminum Corp.	63,789	6,517,322
Materion Corp.	82,248	6,742,691
Olympic Steel, Inc.	37,434	1,279,120
SunCoke Energy, Inc.	334,227	2,703,896
TimkenSteel Corp.(a)	165,421	3,821,225
Warrior Met Coal, Inc.	206,795	6,952,448
Total		71,447,645
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	67,121	2,305,607
Glatfelter Corp.	179,107	1,543,902
Mercer International, Inc.	161,996	2,392,681
Neenah, Inc.	67,403	2,555,248
Sylvamo Corp.(a)	141,926	7,201,325
Total		15,998,763
Total Materials		214,862,007
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.1%
Acadia Realty Trust	355,811	6,995,244
Agree Realty Corp.	286,782	19,951,424
Alexander & Baldwin, Inc.	291,775	5,952,210
American Assets Trust, Inc.	211,824	7,223,198
Armada Hoffler Properties, Inc.	270,802	3,731,652
Brandywine Realty Trust	688,297	7,674,512
CareTrust REIT, Inc.	390,317	7,232,574
Centerspace	60,307	5,004,275
Chatham Lodging Trust(a)	196,123	2,498,607
Community Healthcare Trust, Inc.	94,431	3,558,160
DiamondRock Hospitality Co.(a)	847,210	8,717,791
Diversified Healthcare Trust	961,371	2,182,312
Easterly Government Properties, Inc.	346,468	6,801,167
Essential Properties Realty Trust, Inc.	489,012	11,188,595
Four Corners Property Trust, Inc.	311,131	8,577,882
Franklin Street Properties Corp.	382,397	1,728,434
Getty Realty Corp.	158,629	4,432,094
Global Net Lease, Inc.	416,723	6,029,982
Hersha Hospitality Trust(a)	132,830	1,458,473
Industrial Logistics Properties Trust	263,134	4,015,425
Innovative Industrial Properties, Inc.	109,392	14,554,606
Common Stocks (continued)
Issuer	Shares	Value ($)
iStar, Inc.	279,456	4,862,534
LTC Properties, Inc.	158,329	6,133,665
LXP Industrial Trust	1,137,643	13,151,153
NexPoint Residential Trust, Inc.	91,377	6,714,382
Office Properties Income Trust	194,743	4,149,973
Orion Office REIT, Inc.	227,822	3,036,867
Retail Opportunity Investments Corp.	488,407	8,825,515
RPT Realty	339,014	4,125,800
Safehold, Inc.	56,839	2,549,229
Saul Centers, Inc.	52,432	2,572,314
Service Properties Trust	664,063	4,203,519
SITE Centers Corp.	722,159	11,352,339
Summit Hotel Properties, Inc.(a)	428,186	3,742,346
Tanger Factory Outlet Centers, Inc.	418,267	7,323,855
Uniti Group, Inc.	949,567	10,768,090
Universal Health Realty Income Trust	51,563	2,767,386
Urban Edge Properties	442,903	8,348,722
Urstadt Biddle Properties, Inc., Class A	121,319	2,135,214
Veris Residential, Inc.(a)	321,939	5,179,999
Washington Real Estate Investment Trust	340,438	8,269,239
Whitestone REIT	185,698	2,282,228
Xenia Hotels & Resorts, Inc.(a)	459,392	8,448,219
Total		270,451,205
Real Estate Management & Development 0.5%
Douglas Elliman, Inc.	265,745	1,528,034
Marcus & Millichap, Inc.	100,509	4,209,317
RE/MAX Holdings, Inc., Class A	76,004	1,846,897
Realogy Holdings Corp.(a)	468,999	5,806,207
St. Joe Co. (The)	132,636	6,696,792
Total		20,087,247
Total Real Estate		290,538,452
Utilities 2.0%
Gas Utilities 0.8%
Chesapeake Utilities Corp.	70,812	9,458,359
Northwest Natural Holding Co.	123,560	6,708,072
South Jersey Industries, Inc.	452,308	15,762,934
Total		31,929,365

10	Columbia Small Cap Index Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.4%
Avista Corp.	284,668	12,365,978
Unitil Corp.	64,274	3,715,680
Total		16,081,658
Water Utilities 0.8%
American States Water Co.	148,594	11,776,075
California Water Service Group	211,613	11,357,270
Middlesex Water Co.	70,380	5,984,411
Total		29,117,756
Total Utilities		77,128,779
Total Common Stocks (Cost $2,515,078,530)		3,744,787,514

Exchange-Traded Equity Funds 1.2%
	Shares	Value ($)
U.S. Small Cap 1.2%
iShares Core S&P Small-Cap ETF	447,875	45,360,780
Total Exchange-Traded Equity Funds (Cost $30,910,919)		45,360,780

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.852%(c),(d)	31,506,530	31,493,927
Total Money Market Funds (Cost $31,493,925)		31,493,927
Total Investments in Securities (Cost: $2,577,483,374)		3,821,642,221
Other Assets & Liabilities, Net		(1,556,809)
Net Assets		3,820,085,412

At May 31, 2022, securities and/or cash totaling $3,974,117 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	210	06/2022	USD	19,549,950	924,824	—
Russell 2000 Index E-mini	155	06/2022	USD	14,429,725	—	(116,603)
Total					924,824	(116,603)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	28,841,820	120,649,424	(117,995,454)	(1,863)	31,493,927	(3,040)	40,391	31,506,530
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | First Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT228_02_M01_(07/22)